Related Party (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2019	Jan. 14, 2019	Feb. 28, 2019	Mar. 31, 2019	Mar. 31, 2018	Jul. 14, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 17, 2013	Nov. 04, 2013
Related Party Transactions (Textual)
Aggregate amount of convertible debt									$ 60,000	$ 50,000
Interest rate per year									10.00%	10.00%
Related party promissory note				$ 100,000			$ 82,075	$ 285,275
Lyle Hauser [Member]
Related Party Transactions (Textual)
Aggregate amount of convertible debt		$ 70,384
Principal amount		$ 70,384
Interest rate per year	9.00%	7.00%	9.00%
Maturity date	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019
Accrued interest				1,040
Related party promissory note	$ 110,000		$ 110,000
Original issue discount			$ 10,000
Interest rate			0.00%
Vantage [Member]
Related Party Transactions (Textual)
Aggregate amount of convertible debt		$ 17,780
Principal amount		$ 17,780
Interest rate per year		7.00%
Maturity date						Jun. 30, 2019
Accrued interest				$ 263
Mr. Delin [Member]
Related Party Transactions (Textual)
Accounting services fee								$ 950,000